INTANGIBLE ASSETS (Tables)	3 Months Ended
Jul. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	July 31, 2021	April 30, 2021

Intangible Assets	$–	$–
Less: Accumulated Amortization	–	–
Less: Impairment	–	–
Net Intangible Assets	$–	$–